SECURED BORROWINGS, Fly Aladdin Engine Funding Facility (Details) $ in Thousands			1 Months Ended	12 Months Ended
		Oct. 24, 2018 USD ($) Engine Lender	Oct. 31, 2018 USD ($)	Dec. 31, 2018 USD ($) Engine	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Secured Borrowings [Abstract]
Draw down on facility				$ 826,396	$ 513,459	$ 572,719
Secured Borrowings [Member]
Secured Borrowings [Abstract]
Principal amount outstanding	[1]			2,416,807	2,058,891
Secured Borrowings [Member] | Fly Aladdin Engine Funding Facility [Member]
Secured Borrowings [Abstract]
Number of lenders | Lender		2
Number of engines to be acquired on operating leases | Engine		7
Maximum borrowing capacity		$ 46,000
Draw down on facility			$ 43,900
Upfront fee paid			$ 400
Principal amount outstanding	[1]			$ 43,829	$ 0
Number of engines serving as security | Engine				7
Maturity date, range start date				Dec. 31, 2021
Maturity date, range end date				Apr. 30, 2022
Secured Borrowings [Member] | Fly Aladdin Engine Funding Facility [Member] | Minimum [Member]
Secured Borrowings [Abstract]
Interest rate				4.94%
Secured Borrowings [Member] | Fly Aladdin Engine Funding Facility [Member] | Maximum [Member]
Secured Borrowings [Abstract]
Interest rate				4.96%

[1]	As of December 31, 2018 and 2017, accrued interest on secured borrowings totaled $10.9 million and $6.6 million, respectively.